INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Oct. 23, 2025	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Number of shares sold				252,500
Proceeds held in trust account				$ 60,000,000
Underwriting option period		45 days		45 days
Cash and investments held in trust account		$ 60,960,574		$ 60,429,224
Adjustments to additional paid in capital		531,350
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Adjustments to additional paid in capital		430,822
Retained Earnings [Member]
Subsidiary, Sale of Stock [Line Items]
Adjustments to additional paid in capital		$ 100,528
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	6,000,000	6,000,000
Proceeds held in trust account	$ 60,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	252,500
Private placement Units price shares	$ 10.00
Proceeds held in trust account	$ 60,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		900,000		900,000